OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31,
	2022	2021
Professional fees	$324,629	$436,541
Promotion expenses	38,583	36,024
Payroll	21,164	22,669
Amounts held in eWallets	216,049	223,781
Tax penalty	75,000	75,000
Others	37,852	64,340

Total	$713,277	$858,355